Investments in subsidiaries - Principal subsidiaries of HSBC Holdings (Details) - 12 months ended Dec. 31, 2018	$ / shares	£ / shares	€ / shares	$ / shares	$ / shares	RM / shares	¥ / shares
HSBC Bank plc
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC UK Bank plc
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC France
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.99%
HSBC Trinkaus & Burkhardt AG
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	80.67%
Hang Seng Bank Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	62.14%
HSBC Bank (China) Company Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Bank Malaysia Berhad
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Life (International) Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
The Hongkong and Shanghai Banking Corporation Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Bank Middle East Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Bank Canada
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Holdings | HSBC Bank plc
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Holdings | HSBC UK Bank plc
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Holdings | HSBC France
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.99%
Par value per share (in dollars per share) | € / shares			€ 5
HSBC Holdings | HSBC Trinkaus & Burkhardt AG
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	80.67%
HSBC Holdings | Hang Seng Bank Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	62.14%
HSBC Holdings | HSBC Bank (China) Company Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Holdings | HSBC Bank Malaysia Berhad
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Holdings | HSBC Life (International) Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Holdings | The Hongkong and Shanghai Banking Corporation Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Holdings | HSBC Bank Middle East Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Holdings | HSBC Bank Canada
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Holdings | HSBC Bank USA, N.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Holdings | HSBC Mexico, S.A., Institución de Banca Múltiple, Grupo Financiero HSBC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.99%
Ordinary shares
Disclosure of subsidiaries [line items]
Par value per share (in dollars per share)	$ 0.50
Ordinary shares | HSBC Holdings | HSBC Bank plc
Disclosure of subsidiaries [line items]
Par value per share (in dollars per share) | £ / shares		£ 1
Ordinary shares | HSBC Holdings | HSBC UK Bank plc
Disclosure of subsidiaries [line items]
Par value per share (in dollars per share) | £ / shares		£ 1
Ordinary shares | HSBC Holdings | Hang Seng Bank Limited
Disclosure of subsidiaries [line items]
Par value per share (in dollars per share)					$ 5
Ordinary shares | HSBC Holdings | HSBC Bank (China) Company Limited
Disclosure of subsidiaries [line items]
Par value per share (in dollars per share) | ¥ / shares							¥ 1
Ordinary shares | HSBC Holdings | HSBC Bank Malaysia Berhad
Disclosure of subsidiaries [line items]
Par value per share (in dollars per share) | RM / shares						RM 0.50
Ordinary shares | HSBC Holdings | HSBC Life (International) Limited
Disclosure of subsidiaries [line items]
Par value per share (in dollars per share)					$ 1
Ordinary shares | HSBC Holdings | HSBC Bank Middle East Limited
Disclosure of subsidiaries [line items]
Par value per share (in dollars per share)	1
Ordinary shares | HSBC Holdings | HSBC Bank USA, N.A.
Disclosure of subsidiaries [line items]
Par value per share (in dollars per share)	100
Ordinary shares | HSBC Holdings | HSBC Mexico, S.A., Institución de Banca Múltiple, Grupo Financiero HSBC
Disclosure of subsidiaries [line items]
Par value per share (in dollars per share)				$ 2
Preference shares
Disclosure of subsidiaries [line items]
Par value per share (in dollars per share)	0.01
Preference shares | HSBC Holdings | HSBC Bank USA, N.A.
Disclosure of subsidiaries [line items]
Par value per share (in dollars per share)	0.01
Non-cumulative third dollar preference shares | HSBC Holdings | HSBC Bank plc
Disclosure of subsidiaries [line items]
Par value per share (in dollars per share)	0.01
Cumulative redeemable preference shares | HSBC Holdings | HSBC Bank Middle East Limited
Disclosure of subsidiaries [line items]
Par value per share (in dollars per share)	$ 1